Pension Plans and Other Post-Retirement Benefits - Schedule of Components of Defined Benefit Costs Recognized In Other Comprehensive Income (Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Return on plan assets (excluding amounts included in net interest expense)	$ 306	$ (156)
Actuarial gains (losses) arising from changes in demographic assumptions	29	5
Actuarial gains (losses) arising from changes in financial assumptions	(411)	249
Actuarial gains (losses) arising from experience adjustments	7	7
Foreign exchange rate movement	6	(4)
Components of defined benefit costs recognized in Other comprehensive income (loss)	(63)	101
Pension
Disclosure of defined benefit plans [line items]
Return on plan assets (excluding amounts included in net interest expense)	306	(156)
Actuarial gains (losses) arising from changes in demographic assumptions	28	7
Actuarial gains (losses) arising from changes in financial assumptions	(393)	241
Actuarial gains (losses) arising from experience adjustments	5	5
Foreign exchange rate movement	2	(2)
Components of defined benefit costs recognized in Other comprehensive income (loss)	(52)	95
Other post-retirement
Disclosure of defined benefit plans [line items]
Return on plan assets (excluding amounts included in net interest expense)	0	0
Actuarial gains (losses) arising from changes in demographic assumptions	1	(2)
Actuarial gains (losses) arising from changes in financial assumptions	(18)	8
Actuarial gains (losses) arising from experience adjustments	2	2
Foreign exchange rate movement	4	(2)
Components of defined benefit costs recognized in Other comprehensive income (loss)	$ (11)	$ 6